Quarterly Holdings Report
for

Fidelity Flex® Freedom Blend Funds

Fidelity Flex® Freedom Blend 2015 Fund

December 31, 2020

Z15-QTLY-0221
1.9884235.103

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 22.8%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	356	$5,969
Fidelity Series Commodity Strategy Fund (a)	741	3,402
Fidelity Series Large Cap Growth Index Fund (a)	245	3,828
Fidelity Series Large Cap Stock Fund (a)	257	4,230
Fidelity Series Large Cap Value Index Fund (a)	615	8,120
Fidelity Series Small Cap Opportunities Fund (a)	125	2,009
Fidelity Series Value Discovery Fund (a)	209	3,002
TOTAL DOMESTIC EQUITY FUNDS
(Cost $26,815)		30,560

International Equity Funds - 21.6%
Fidelity Series Canada Fund (a)	124	1,428
Fidelity Series Emerging Markets Fund (a)	120	1,357
Fidelity Series Emerging Markets Opportunities Fund (a)	483	12,065
Fidelity Series International Growth Fund (a)	211	3,751
Fidelity Series International Index Fund (a)	138	1,557
Fidelity Series International Small Cap Fund (a)	68	1,387
Fidelity Series International Value Fund (a)	369	3,728
Fidelity Series Overseas Fund (a)	301	3,734
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $23,307)		29,007

Bond Funds - 42.5%
Fidelity Series Corporate Bond Fund (a)	791	9,048
Fidelity Series Emerging Markets Debt Fund (a)	87	828
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	24	263
Fidelity Series Floating Rate High Income Fund (a)	19	177
Fidelity Series Government Bond Index Fund (a)	979	10,715
Fidelity Series High Income Fund (a)	98	925
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,046	11,224
Fidelity Series International Credit Fund (a)	6	66
Fidelity Series Investment Grade Bond Fund (a)	1,004	11,973
Fidelity Series Investment Grade Securitized Fund (a)	780	8,159
Fidelity Series Long-Term Treasury Bond Index Fund (a)	337	3,091
Fidelity Series Real Estate Income Fund (a)	54	564
TOTAL BOND FUNDS
(Cost $54,794)		57,033

Short-Term Funds - 13.1%
Fidelity Series Government Money Market Fund 0.13% (a)(b)	4,084	4,084
Fidelity Series Short-Term Credit Fund (a)	289	2,959
Fidelity Series Treasury Bill Index Fund (a)	1,051	10,507
TOTAL SHORT-TERM FUNDS
(Cost $17,481)		17,550
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $122,397)		134,150
NET OTHER ASSETS (LIABILITIES) - 0.0%		3
NET ASSETS - 100%		$134,153

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$4,171	$2,488	$2,246	$1,939	$425	$1,131	$5,969
Fidelity Series Canada Fund	1,238	201	468	30	(51)	508	1,428
Fidelity Series Commodity Strategy Fund	3,651	216	1,178	15	(270)	983	3,402
Fidelity Series Corporate Bond Fund	6,240	2,548	571	263	(9)	840	9,048
Fidelity Series Emerging Markets Debt Fund	675	28	1	30	--	126	828
Fidelity Series Emerging Markets Debt Local Currency Fund	--	247	--	2	--	16	263
Fidelity Series Emerging Markets Fund	727	303	207	19	4	530	1,357
Fidelity Series Emerging Markets Opportunities Fund	7,032	2,761	2,490	362	179	4,583	12,065
Fidelity Series Floating Rate High Income Fund	151	6	--	6	--	20	177
Fidelity Series Government Bond Index Fund	9,656	2,393	1,033	256	27	(328)	10,715
Fidelity Series Government Money Market Fund 0.13%	3,003	3,818	2,737	4	--	--	4,084
Fidelity Series High Income Fund	772	37	--	37	--	116	925
Fidelity Series Inflation-Protected Bond Index Fund	8,907	1,932	214	144	1	598	11,224
Fidelity Series International Credit Fund	58	4	--	4	--	4	66
Fidelity Series International Growth Fund	3,711	823	1,593	540	114	696	3,751
Fidelity Series International Index Fund	1,359	152	437	30	(19)	502	1,557
Fidelity Series International Small Cap Fund	1,096	33	275	12	--	533	1,387
Fidelity Series International Value Fund	3,542	341	1,446	106	(181)	1,472	3,728
Fidelity Series Investment Grade Bond Fund	9,410	2,845	593	617	(2)	313	11,973
Fidelity Series Investment Grade Securitized Fund	6,566	2,152	493	214	--	(66)	8,159
Fidelity Series Large Cap Growth Index Fund	3,099	470	1,393	123	241	1,411	3,828
Fidelity Series Large Cap Stock Fund	3,217	775	988	234	20	1,206	4,230
Fidelity Series Large Cap Value Index Fund	5,990	1,383	1,533	162	(38)	2,318	8,120
Fidelity Series Long-Term Treasury Bond Index Fund	2,684	1,123	296	323	37	(457)	3,091
Fidelity Series Overseas Fund	3,473	538	1,617	43	36	1,304	3,734
Fidelity Series Real Estate Income Fund	425	33	--	33	--	106	564
Fidelity Series Short-Term Credit Fund	2,803	54	--	54	--	102	2,959
Fidelity Series Small Cap Opportunities Fund	1,589	267	703	43	(32)	888	2,009
Fidelity Series Treasury Bill Index Fund	10,499	50	--	50	--	(42)	10,507
Fidelity Series Value Discovery Fund	1,867	745	499	62	(1)	890	3,002
Total	$107,611	$28,766	$23,011	$5,757	$481	$20,303	$134,150

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.